Document Document	May 08, 2020
Document Information [Line Items]
Entity Central Index Key	0000092380
Soliciting Material	false
Entity Address, Address Line One	P. O. Box 36611
Entity Incorporation, State or Country Code	TX
Document Type	8-K
Document Period End Date	May 08, 2020
Entity Registrant Name	SOUTHWEST AIRLINES CO.
Entity File Number	1-7259
Entity Tax Identification Number	74-1563240
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75235-1611
City Area Code	214
Local Phone Number	792-4000
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock ($1.00 par value)
Trading Symbol	LUV
Security Exchange Name	NYSE